SEGMENT INFORMATION - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Revenue	$ 79,919	$ 81,741	$ 92,793
Business Segments
Revenue
Revenue	85,936	88,361	99,512
Other revenue
Revenue
Revenue	289	206	374
Internal transactions
Revenue
Revenue	$ (6,307)	$ (6,826)	$ (7,093)